Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.3%
Aerospace & Defense – 2.8%
BAE Systems PLC	798,617	$13,210,471
General Electric Co	71,624	13,506,854
		26,717,325
Automobiles – 0.6%
Toyota Motor Corp	329,400	5,827,705
Banks – 6.3%
BNP Paribas SA	130,021	8,907,134
Erste Group Bank AG	111,606	6,117,729
HDFC Bank Ltd	236,774	4,894,069
JPMorgan Chase & Co	89,319	18,833,804
Natwest Group PLC	2,264,479	10,409,623
UniCredit SpA	230,938	10,118,173
		59,280,532
Beverages – 2.3%
Constellation Brands Inc - Class A	29,212	7,527,640
Monster Beverage Corp*	167,420	8,734,301
Pernod Ricard SA	36,755	5,547,184
		21,809,125
Biotechnology – 2.8%
AbbVie Inc	30,679	6,058,489
Amgen Inc	19,820	6,386,202
Argenx SE (ADR)*	5,651	3,063,294
Ascendis Pharma A/S (ADR)*	14,625	2,183,659
Madrigal Pharmaceuticals Inc*	3,105	658,943
Sarepta Therapeutics Inc*	6,379	796,673
Vaxcyte Inc*	22,021	2,516,340
Vertex Pharmaceuticals Inc*	10,983	5,107,974
		26,771,574
Capital Markets – 3.3%
Ares Management Corp - Class A	37,830	5,895,427
Blackstone Group Inc	43,100	6,599,903
Charles Schwab Corp	93,343	6,049,560
LPL Financial Holdings Inc	24,466	5,691,526
Morgan Stanley	63,854	6,656,141
		30,892,557
Chemicals – 1.5%
Linde PLC	29,747	14,185,154
Commercial Services & Supplies – 0.2%
Rentokil Initial PLC (ADR)	86,093	2,146,298
Consumer Finance – 1.1%
Capital One Financial Corp	47,996	7,186,441
OneMain Holdings Inc	59,443	2,797,982
		9,984,423
Diversified Financial Services – 3.9%
Apollo Global Management Inc	55,150	6,888,786
Global Payments Inc	29,874	3,059,695
Mastercard Inc - Class A	28,906	14,273,783
Visa Inc	45,389	12,479,706
		36,701,970
Electric Utilities – 0.5%
Xcel Energy Inc	66,166	4,320,640
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB - Class B	921,901	9,916,820
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One - Series C*	117,240	9,077,893
Netflix Inc*	11,454	8,123,979
		17,201,872
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	45,131	5,145,385
Boston Scientific Corp*	48,893	4,097,233
Lantheus Holdings Inc*	19,842	2,177,660
Stryker Corp	9,680	3,496,997
		14,917,275

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – 1.7%
HCA Healthcare Inc	8,899	$3,616,821
Humana Inc	3,772	1,194,743
McKesson Corp	6,654	3,289,871
UnitedHealth Group Inc	14,365	8,398,928
		16,500,363
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	2,473	10,416,573
DoorDash Inc - Class A*	19,258	2,748,694
Entain PLC	419,367	4,278,260
McDonald's Corp	33,271	10,131,352
		27,574,879
Independent Power and Renewable Electricity Producers – 2.1%
RWE AG	99,671	3,625,328
Vistra Corp	138,894	16,464,495
		20,089,823
Industrial Conglomerates – 2.2%
3M Co	87,379	11,944,709
Honeywell International Inc	42,498	8,784,762
		20,729,471
Insurance – 3.2%
AIA Group Ltd	469,200	4,203,944
Arthur J Gallagher & Co	25,359	7,135,262
Beazley PLC	498,083	5,066,650
Progressive Corp/The	55,766	14,151,180
		30,557,036
Interactive Media & Services – 6.3%
Alphabet Inc - Class C	213,569	35,706,601
Meta Platforms Inc - Class A	41,164	23,563,920
		59,270,521
Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific Inc	5,053	3,125,634
Machinery – 3.0%
Alstom SA*	455,147	9,440,120
Atlas Copco AB - Class A	570,815	11,046,200
Deere & Co	18,144	7,572,035
		28,058,355
Metals & Mining – 2.2%
Freeport-McMoRan Inc	115,323	5,756,924
Rio Tinto PLC	54,031	3,827,115
Teck Resources Ltd	207,608	10,844,804
		20,428,843
Multiline Retail – 2.9%
Amazon.com Inc*	146,929	27,377,281
Oil, Gas & Consumable Fuels – 4.4%
Canadian Natural Resources Ltd	234,343	7,782,551
Cheniere Energy Inc	15,282	2,748,315
ConocoPhillips	72,492	7,631,958
EOG Resources Inc	48,199	5,925,103
Marathon Petroleum Corp	9,901	1,612,972
Suncor Energy Inc	126,507	4,669,992
TC Energy Corp#	138,705	6,594,206
TotalEnergies SE	71,303	4,642,587
		41,607,684
Personal Products – 2.1%
Unilever PLC	310,488	20,119,327
Pharmaceuticals – 5.4%
AstraZeneca PLC	64,138	9,934,784
Eli Lilly & Co	13,407	11,877,798
Johnson & Johnson	36,977	5,992,493
Merck & Co Inc	18,629	2,115,509
Novartis AG	45,519	5,225,917
Novo Nordisk A/S - Class B	58,877	6,918,740
Sanofi	76,248	8,732,533
		50,797,774
Real Estate Management & Development – 0.6%
CoStar Group Inc*	74,325	5,607,078
Road & Rail – 0.6%
Uber Technologies Inc*	79,333	5,962,668

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 11.2%
Advanced Micro Devices Inc*	25,356	$4,160,412
Analog Devices Inc	15,879	3,654,869
Applied Materials Inc	14,244	2,878,000
ASML Holding NV	15,753	13,072,709
Broadcom Inc	70,351	12,135,548
Lam Research Corp	5,898	4,813,240
Marvell Technology Inc	32,872	2,370,729
NVIDIA Corp	417,530	50,704,843
Taiwan Semiconductor Manufacturing Co Ltd	379,000	11,465,969
		105,256,319
Software – 8.6%
Autodesk Inc*	9,434	2,598,878
Constellation Software Inc/Canada	1,368	4,436,324
Microsoft Corp	118,786	51,113,616
Oracle Corp	16,780	2,859,312
Salesforce.com Inc	18,570	5,082,795
ServiceNow Inc*	3,607	3,226,065
Synopsys Inc*	15,315	7,755,363
Workday Inc - Class A*	18,599	4,545,781
		81,618,134
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	6,611	7,613,227
TJX Cos Inc	71,248	8,374,490
		15,987,717
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	132,758	30,932,614
Textiles, Apparel & Luxury Goods – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	7,349	5,631,559
Moncler SpA	39,841	2,528,447
NIKE Inc - Class B	42,874	3,790,061
		11,950,067
Trading Companies & Distributors – 1.5%
Ferguson Enterprises Inc/DE	73,666	14,475,013
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	45,770	9,445,097
Total Common Stocks (cost $514,034,853)		928,144,968
Preferred Stocks – 1.0%
Automobiles – 1.0%
Dr Ing hc F Porsche AGž (cost $10,241,301)	119,175	9,483,914
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $2,347,416)	3,231,470	191,275
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $5,879,700)	5,878,376	5,879,552
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	3,936,000	3,936,000
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$984,000	984,000
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,920,000)		4,920,000
Total Investments (total cost $537,423,270) – 100.5%		948,619,709
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(4,453,635)
Net Assets – 100%		$944,166,074

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$692,514,295	73.0%
United Kingdom	48,873,201	5.2
France	42,901,117	4.5
Canada	34,327,877	3.6
Netherlands	33,192,036	3.5
Sweden	20,963,020	2.2
Germany	13,109,242	1.4
Italy	12,646,620	1.3
Taiwan	11,465,969	1.2
Denmark	9,102,399	1.0
Austria	6,117,729	0.7
Japan	5,827,705	0.6
Switzerland	5,225,917	0.6
India	5,085,344	0.5
Hong Kong	4,203,944	0.4
Belgium	3,063,294	0.3
Total	$948,619,709	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$794,382	$82,615,060	$(77,529,734)	$(8)	$(148)	$5,879,552	5,878,376	$163,133
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	-	44,964,128	(41,028,128)	-	-	3,936,000	3,936,000	21,344 ∆
Total Affiliated Investments - 1.1%
	$794,382	$127,579,188	$(118,557,862)	$(8)	$(148)	$9,815,552	9,814,376	$184,477

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	3,680,728	EUR	$(406,476)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Total return swaps:
Average notional amount	$3,312,655

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $9,483,914, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2024 is $191,275, which represents 0.0% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$191,275	0.0%
The Portfolio has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$928,144,968	$-	$-
Preferred Stocks	9,483,914	-	-
Private Placements	-	-	191,275
Investment Companies	-	5,879,552	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,920,000	-
Total Assets	$937,628,882	$10,799,552	$191,275
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$406,476	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2024.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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